Income Taxes	12 Months Ended	7 Months Ended	10 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Income Taxes

6. Income Taxes

The provision (benefit) for income taxes consists of:

	December 31
	2012	2011

Current	$32,921	$64,834
Deferred	(6,378,456)	4,359,809
Valuation allowance	6,378,456	(4,359,809)

Provision (benefit) for income taxes	$32,921	$64,834

The deferred tax provision has been entirely offset by a valuation allowance because the Company is currently utilizing the underlying tax benefits generated in previous years. The difference between the amounts of income tax benefit that would result from applying domestic federal statutory tax rates to the net loss relates to certain nondeductible expenses, state income taxes and the valuation allowance.

The Company’s deferred tax assets and liabilities were as follows:

	December 31
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$8,418,507	$1,118,070
Accrued expenses	215,865	416,268
Accrued employee benefits	282,268	259,638
Capitalized research and development costs	27,516	108,138
Research and development credit	1,928,714	1,612,459
Deferred revenue	643,669	1,287,333
Deferred tax liabilities:
Depreciation	130,017	147,165

Net deferred tax asset	11,646,556	4,949,071
Valuation allowance	(11,646,556)	(4,949,071)

Net deferred tax asset	$—	$—

The net operating loss carryforwards of approximately $21.8 million will begin to expire in the year 2030 if unused. The use of the Company’s net operating loss carryforwards may be restricted due to changes in Company ownership.

Note 4 - Income Taxes

As of March 31, 2013, the Company has net operating loss carryforwards of approximately $32,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Current Expense:
Federal and State	$—
Deferred tax benefit:
Federal and State	11,000
Valuation allowance	(11,000)

Total	$—

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

For the Period August 29, 2012 (Inception) to March 31, 2013
Statutory federal income tax rate	(34)%
Valuation allowance	34%

Effective income tax rate	0%

Note 4 - Income Taxes

As of June 30, 2013, the Company has net operating loss carryforwards of approximately $43,000 to reduce future federal and state taxable income through 2033.

The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since its inception. All of the Company’s tax years are subject to federal and state tax examination.

The benefit from income taxes consists of the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Current Expense:
Federal and State	$—	$—
Deferred tax benefit:
Federal and State	4,000	15,000
Valuation allowance	(4,000)	(15,000)

Total	$—	$—

The income tax benefit differs from the amount computed by applying the federal statutory income tax rate to the loss before income taxes due to the following:

	For The Three Months Ended June 30, 2013	Cumulative From August 29, 2012 (Inception) to June 30, 2013
Statutory federal income tax rate	(34)%	(34)%
Valuation allowance	34%	34%

Effective income tax rate	0%	0%